Income Taxes - Significant components of deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Insurance claims and reserves	$ 516	$ 426
Other, net	14	18
Total deferred tax assets	530	444
Deferred tax liabilities:
Investment securities	(261)	(209)
Deferred policy acquisition costs	(279)	(266)
Total deferred tax liabilities	(540)	(475)
Net deferred tax assets (liabilities)	(10)	(31)
Excluding Unrealized Gains
Deferred tax assets:
Insurance claims and reserves	489	404
Other, net	19	22
Total deferred tax assets	508	426
Deferred tax liabilities:
Investment securities	4	(6)
Deferred policy acquisition costs	(375)	(348)
Total deferred tax liabilities	(371)	(354)
Net deferred tax assets (liabilities)	137	72
Impact of Unrealized Gains
Deferred tax assets:
Insurance claims and reserves	27	22
Other, net	(5)	(4)
Total deferred tax assets	22	18
Deferred tax liabilities:
Investment securities	(265)	(203)
Deferred policy acquisition costs	96	82
Total deferred tax liabilities	(169)	(121)
Net deferred tax assets (liabilities)	$ (147)	$ (103)